FINANCE INCOME AND FINANCE EXPENSES	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES
20. FINANCE INCOME AND FINANCE EXPENSES

	Year ended December 31,
	2024	2023	2022
Foreign exchange gain	1,433	375	2,322
Interest income	137	259	—
Total finance income	1,570	634	2,322

Finance expense consists of the following:
Foreign exchange loss	117	1,298	225
Unwinding of deferred consideration	1,289	735	325
Interest expense on lease liabilities	249	165	182
Interest expense on borrowings	1,260	—	464
Other finance results	180	73	103
Total finance expenses	3,095	2,271	1,299
Net finance (loss) income	(1,525)	(1,637)	1,023
Foreign exchange gain and loss of the Group are comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to loan, cash and cash equivalents and intercompany balances.